Consolidated Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Line Items]
NET REVENUE			$ 3,000,000
COST OF REVENUE			(407,259)
GROSS PROFIT			2,592,741
OPERATING EXPENSES (Notes 15, 18 and 21)
General and administrative expenses		$ (7,169,177)	(8,511,699)	$ (10,513,707)
Research and development expenses		(9,314,120)	(16,586,617)	(31,834,364)
Total operating expenses		(16,483,297)	(25,098,316)	(42,348,071)
IMPAIRMENT LOSS ON INTANGIBLE ASSETS (Note 12)			(23,073,400)
LOSS FROM OPERATIONS (Note 18)		(16,483,297)	(45,578,975)	(42,348,071)
NON-OPERATING INCOME AND EXPENSES
Interest income		592	150,610	268,330
Other income (Note 18a)		888,046		187,244
Other gains and losses (Note 18b)		(129,299)	(327,558)	213,243
Finance costs (Notes 18c and 24)		(1,247,331)	(901,612)	(491,904)
Total non-operating income and expenses		(487,992)	(1,078,560)	176,913
LOSS BEFORE INCOME TAX		(16,971,289)	(46,657,535)	(42,171,158)
INCOME TAX EXPENSE (Note 19)		0	(408,002)	(14,439)
NET LOSS FOR THE YEAR		(16,971,289)	(47,065,537)	(42,185,597)
Items that will not be reclassified subsequently to profit or loss:
Unrealized loss on investments in equity instruments at fair value through other comprehensive income		(123,864)	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		(17,095,153)	(47,120,621)	(42,185,597)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company		(16,197,889)	(47,015,967)	(42,185,597)
Non-controlling interests		(773,400)	(49,570)
NET LOSS FOR THE YEAR		(16,971,289)	(47,065,537)	(42,185,597)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company		(16,321,753)	(47,071,051)	(42,185,597)
Non-controlling interests		(773,400)	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		$ (17,095,153)	$ (47,120,621)	$ (42,185,597)
LOSS PER ORDINARY SHARE/ EQUIVALENT ADS (Note 20)
Basic and diluted		$ (0.08)	$ (0.29)	$ (0.28)
American Depositary Share
LOSS PER ORDINARY SHARE/ EQUIVALENT ADS (Note 20)
Basic and diluted	[1]	$ (0.40)	$ (1.45)	$ (1.40)

[1]	Each ADS represents five ordinary shares.